Long term Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity investments:
Total Long-term Investments	¥ 1,484,491	¥ 156,306
Equity investments accounted for using the equity method
Equity investments:
Total Long-term Investments	155,053	34,704
Equity Security With Readily Determinable Fair Values
Equity investments:
Total Long-term Investments	12,966	28,452
Equity Securities Without Readily Determinable Fair Values
Equity investments:
Total Long-term Investments	558,004	¥ 93,150
Long-term time deposits
Equity investments:
Total Long-term Investments	707,853
Long-term financial instruments
Equity investments:
Total Long-term Investments	¥ 50,615